UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins         New York, New York          February 11, 2011
------------------------   ------------------------     ---------------------
      [Signature]               [City, State]                 [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $ 344,119
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       028-13287                KING STREET CAPITAL MASTER FUND, LTD.

2       028-10355                BRIAN J. HIGGINS

3       028-10357                O. FRANCIS BIONDI, JR.

4       028-13990                KING STREET CAPITAL, L.P.





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
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      COLUMN 1            COLUMN 2            COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8
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                                                                                                                    VOTING AUTHORITY
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                                                          VALUE      SHRS OR           PUT/  INVESTMENT   OTHER
  NAME OF ISSUER          TITLE OF CLASS         CUSIP   (X$1000)    PRN AMT  SH/PRN   CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ALASKA AIR GROUP INC         COM               011659909  18,696      329,800          CALL    Defined   1, 2, 3
ALASKA AIR GROUP INC         COM               011659909   8,203      144,700          CALL    Defined   2, 3, 4
AMR CORP                     COM               001765906  12,303    1,579,300          CALL    Defined   1, 2, 3
AMR CORP                     COM               001765906   5,225      670,700          CALL    Defined   2, 3, 4
BANK OF AMERICA CORPORATION  COM               060505104  18,676    1,400,000   SH             Defined   1, 2, 3     1,400,000
BANK OF AMERICA CORPORATION  COM               060505104   8,004      600,000   SH             Defined   2, 3, 4       600,000
CITIGROUP INC                COM               172967101   1,656      350,000   SH             Defined   1, 2, 3       350,000
CITIGROUP INC                COM               172967101     710      150,000   SH             Defined   2, 3, 4       150,000
FIFTH THIRD BANCORP          COM               316773100  15,442    1,051,876   SH             Defined   1, 2, 3     1,051,876
FIFTH THIRD BANCORP          COM               316773100   6,578      448,124   SH             Defined   2, 3, 4       448,124
FRONTLINE LTD                SHS               G3682E907  10,655      420,000          CALL    Defined   1, 2, 3
FRONTLINE LTD                SHS               G3682E907   4,567      180,000          CALL    Defined   2, 3, 4
GENERAL MARITIME CORP NEW    SHS               Y2693R101   5,655    1,740,000   SH             Defined   1, 2, 3     1,740,000
GENERAL MARITIME CORP NEW    SHS               Y2693R101   2,470      760,000   SH             Defined   2, 3, 4       760,000
LIBERTY MEDIA CORP           DEB 4.000%11/1    530715AG6  14,102   24,959,000   PRN            Defined   1, 2, 3    24,959,000
LIBERTY MEDIA CORP           DEB 4.000%11/1    530715AG6   5,673   10,041,000   PRN            Defined   2, 3, 4    10,041,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1    530715AL5  59,628  109,410,000   PRN            Defined   1, 2, 3   109,410,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1    530715AL5  23,727   43,535,000   PRN            Defined   2, 3, 4    43,535,000
LIZ CLAIBORNE INC            COM               539320901  10,131    1,415,000          CALL    Defined   1, 2 ,3
LIZ CLAIBORNE INC            COM               539320901   4,189      585,000          CALL    Defined   2, 3, 4
LULULEMON ATHLETICA INC      COM               550021959  24,460      357,500          PUT     Defined   1, 2, 3       357,500
LULULEMON ATHLETICA INC      COM               550021959   9,750      142,500          PUT     Defined   2, 3, 4       142,500
STANDARD PAC CORP NEW        COM               85375C101   1,610      350,000   SH             Defined   1, 2 ,3       350,000
STANDARD PAC CORP NEW        COM               85375C101     690      150,000   SH             Defined   2, 3, 4       150,000
STERLING FINL CORP WASH      COM NEW           859319303  39,485    2,081,441   SH             Defined   1, 2, 3     2,081,441
STERLING FINL CORP WASH      COM NEW           859319303  16,922      892,046   SH             Defined   2, 3, 4       892,046
U S AIRWAYS GROUP INC        COM               90341W908   7,157      715,000          CALL    Defined   1, 2, 3
U S AIRWAYS GROUP INC        COM               90341W908   2,853      285,000          CALL    Defined   2, 3, 4
WASHINGTON FED INC           *W EXP 11/14/201  938824117   3,486      633,831   SH             Defined   1, 2, 3       633,831
WASHINGTON FED INC           *W EXP 11/14/201  938824117   1,417      257,580   SH             Defined   2, 3, 4       257,580

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